SEGMENT INFORMATION AND REVENUE ANALYSIS - Revenue disaggregated by geographic region (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Summary information for reporting segment
Revenues	$ 9,915,407	$ 7,959,494
PRC
Summary information for reporting segment
Revenues	3,260,851	6,658,425
HONG KONG
Summary information for reporting segment
Revenues	3,957,920	1,180,158
UNITED STATES
Summary information for reporting segment
Revenues	2,673,855	$ 120,911
Others
Summary information for reporting segment
Revenues	$ 22,781